Financial and capital risks management (Accounts receivable and contract assets) (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 38,401,322
Loss allowance	155,929
Current [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	35,854,768
Within 1 year
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	2,327,113
Loss allowance	7,394
1 - 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	91,370
Loss allowance	24,275
Over 3 years
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	128,071
Loss allowance	¥ 124,260